Net Loss Per Share	6 Months Ended
Jun. 30, 2013
Net Loss Per Share [Abstract]
Net Loss Per Share

NOTE 5 – NET LOSS PER SHARE

Basic net loss per share is computed based on the weighted average number of common shares outstanding for each period presented. Diluted net loss per share reflects the potential dilution that would have occurred if securities or other contracts to issue common stock were exercised, converted, or resulted in the issuance of common stock that would have then shared in our earnings.

The following table reconciles the numerator and denominator used in the basic and diluted net loss per share calculations for the periods presented:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012

Numerator:
Loss from continuing operations	$(53.4)	$(16.2)	$(88.2)	$(20.9)
Discontinued operations, net of taxes	0.3	(4.8)	(8.2)	(8.1)
Net loss	$(53.1)	$(21.0)	$(96.4)	$(29.0)

Denominator:
Weighted-average common shares outstanding	100.7	100.1	100.7	100.0
Dilutive effect of stock-based awards	--	--	--	--
Weighted-average shares for diluted net loss per share	100.7	100.1	100.7	100.0

The following table includes common stock equivalents that were not included in the calculation of diluted net loss per share for the periods presented. These securities could be dilutive in future periods.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012

Employee stock options (1) (2)	10.0	7.4	10.0	7.4
Warrants to purchase common stock (3)	15.8	15.8	15.8	15.8
Convertible debt instruments (4)	9.0	15.8	9.0	15.8

(1)

Certain employee stock options were excluded from weighted-average shares for diluted net loss per share because the exercise prices exceeded the average market price of our common stock during the period, and the effect of their inclusion would be antidilutive. For the second quarter of 2013 and the first six months of 2013, 6.7 million employee stock options were excluded from both periods for this reason, compared with 7.4 million in the same periods last year.

(2)

Certain employee stock options were excluded from weighted-average shares for diluted net loss per share because the effect of their inclusion would reduce our net loss per share and would be antidilutive. For the second quarter of 2013 and the first six months of 2013, 3.3 million employee stock options were excluded from both periods for this reason.

(3)

These common stock equivalents were excluded because the exercise prices ($35.88 per share for all periods) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive.

(4)

These common stock equivalents were excluded because the exercise prices ($23.77 per share for all periods) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive.